Intangible assets, net - Narratives (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, net
Amortization expenses	¥ 7,555	¥ 8,856	¥ 8,198
Impairment Charges	¥ 0	¥ 0	¥ 0